EQUIPMENT DISCLOSURE: Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Details
Equipment Cost, balance	$ 109,348	$ 49,021	$ 53,715
Equipment Cost, effect of foreign currency translation	4,755	(4,694)
Equipment Cost, additions	55,572
Accumulated Depreciation of Equipment	48,395	26,384	$ 19,833
Accumulated Depreciation of Equipment, additions	18,918	8,626
Accumulated Depreciation of Equipment, effect of foreign currency translation	3,093	(2,075)
Equipment, net	$ 60,953	$ 22,637